Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Costs and expenses allocated from SINA(1)		$ 38,270,000	$ 43,011,000	$ 51,848,000
Total revenues		70,000,000.0	46,500,000	117,000,000.0
Related party outstanding balance:
Amount due from SINA	$ 494,200,000	494,200,000	548,900,000
Loans to and interest receivable	219,679,000	219,679,000	158,622,000
Loans to and interest receivable	480,786,000	480,786,000	0
Total	700,465,000	700,465,000	158,622,000
Impairment charges on loans to and interest receivable from other related parties		0	82,200,000
Advertising and marketing revenues from related party		70,000,000.0	46,500,000	117,000,000.0
Other revenues generated from related parties		3,300,000	3,400,000	5,400,000
Cost and expenses recognized from transactions with other related parties		62,600,000	48,100,000	$ 31,200,000
Accounts receivable due from other related parties	55,800,000	55,800,000	42,500,000
Accounts payable due to other related parties	44,300,000	44,300,000	30,800,000
Accrued and other liabilities due to other related parties	8,300,000	$ 8,300,000	$ 4,800,000
SINA
Related party transactions
Loan agreement term		1 year	1 year	1 year
Loan to SINA		$ 978,162,000	$ 473,777,000	$ 233,884,000
Loan repaid by SINA		1,058,574,000	181,697,000	43,567,000
Revenue billed through SINA		68,351,000	41,754,000	109,949,000
Revenue from services provided to SINA		43,170,000	20,348,000	27,274,000
Costs and expenses allocated from SINA(1)		38,270,000	43,011,000	51,848,000
Interest income on loans to SINA		17,943,000	13,458,000	9,295,000
Total revenues		111,521,000	62,102,000	137,223,000
Other costs and expenses billed by SINA		48,000,000.0	48,300,000	37,500,000
Costs and expenses paid by Weibo on behalf of SINA and allocated		800,000	9,700,000
Related party outstanding balance:
Amount due from SINA	494,200,000	494,200,000	548,900,000
Loans to and interest receivable	479,600,000	479,600,000	547,900,000
Advertising and marketing revenues from related party		111,521,000	62,102,000	137,223,000
Alibaba
Related party transactions
Services provided by Alibaba		44,006,000	52,338,000	50,205,000
Related party outstanding balance:
Accounts receivable due from related parties	89,344,000	89,344,000	135,321,000
Alibaba | Advertiser
Related party transactions
Total revenues		139,561,000	152,000,000	97,772,000
Related party outstanding balance:
Accounts receivable due from related parties	89,344,000	89,344,000	135,321,000
Advertising and marketing revenues from related party		139,561,000	152,000,000	97,772,000
Alibaba | Agent
Related party transactions
Total revenues		41,680,000	36,597,000	0
Related party outstanding balance:
Advertising and marketing revenues from related party		41,680,000	36,597,000	0
Company A
Related party outstanding balance:
Loans to and interest receivable	0	0	79,762,000
Company B
Related party outstanding balance:
Loans to and interest receivable	2,789,000	2,789,000	21,771,000
Company C
Related party outstanding balance:
Loans to and interest receivable	211,583,000	211,583,000	41,205,000
Company D
Related party outstanding balance:
Loans to and interest receivable	480,786,000	480,786,000	0
Company D | Other non-current assets
Related party outstanding balance:
Loans to and interest receivable	480,786,000	480,786,000	0
Subtotal | Prepaid expenses and other current assets
Related party outstanding balance:
Loans to and interest receivable	219,679,000	219,679,000	158,622,000
Other related parties
Related party outstanding balance:
Accounts receivable due from related parties	55,763,000	55,763,000	42,530,000
Loans to and interest receivable	$ 5,307,000	$ 5,307,000	15,884,000
Minimum | SINA
Related party outstanding balance:
Annual interest rate		1.00%
Minimum | Company B
Related party outstanding balance:
Annual interest rate	4.00%
Maximum | SINA
Related party outstanding balance:
Annual interest rate		4.50%
Maximum | Company B
Related party outstanding balance:
Annual interest rate	10.00%
Advertising & Marketing | SINA
Related party transactions
Total revenues		$ 96,359,000	48,353,000	112,974,000
Related party outstanding balance:
Advertising and marketing revenues from related party		96,359,000	48,353,000	112,974,000
Value-added services | SINA
Related party transactions
Total revenues		15,162,000	13,749,000	24,249,000
Related party outstanding balance:
Advertising and marketing revenues from related party		$ 15,162,000	$ 13,749,000	$ 24,249,000